Cash and Cash Equivalents (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash and Cash Equivalents [Abstract]
Cash	$ 355,951	$ 394,565
Money Market Funds, at Carrying Value	50	50,055
Cash and Cash Equivalents, at Carrying Value	$ 356,001	$ 444,620	$ 577,528	$ 492,299